Offerings	Nov. 01, 2024 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.150% Senior Notes due 2034
Amount Registered	750,000,000
Proposed Maximum Offering Price per Unit	0.99266
Maximum Aggregate Offering Price	$ 744,495,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 113,982.18
Offering Note
(1)	This “Calculation of Filing Fee Table” shall be deemed to update the “Calculation of Filing Fee Tables” in the registrant’s Registration Statement on Form S-3 (File No. 333-271686).

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.500% Senior Notes due 2054
Amount Registered	750,000,000
Proposed Maximum Offering Price per Unit	0.98006
Maximum Aggregate Offering Price	$ 735,045,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 112,535.39
Offering Note
(1)	This “Calculation of Filing Fee Table” shall be deemed to update the “Calculation of Filing Fee Tables” in the registrant’s Registration Statement on Form S-3 (File No. 333-271686).